       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 26, 1999

                                                      REGISTRATION NO. 333-65151
                                                                      & 811-6298

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        ( )

                         Pre-Effective Amendment No.       ( )

                       Post-Effective Amendment No. 2      (X)

                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    ( )
                              Amendment No. 16             (X)


                        AUSA LIFE INSURANCE COMPANY, INC.
                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                        AUSA Life Insurance Company, Inc.
          (Formerly First Providian Life and Health Insurance Company)
                               (Name of Depositor)

                                666 Fifth Avenue
                            New York, New York 10103
               (Address of Depositor's Principal Executive Office)
                  Depositor's Telephone Number: (212) 246-5234

                         Gregory E. Miller-Breetz, Esq.
                        AUSA Life Insurance Company, Inc.
                             400 West Market Street
                           Louisville, Kentucky 40202
                     (Name and Address of Agent for Service)

                                   Copies to:
                            Michael Berenson, Esquire
               Jorden Burt Boros Cicchetti Berenson & Johnson LLP
                       1025 Thomas Jefferson Street, N.W.
                                 Suite 400 East
                           Washington, D.C. 20007-0805

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[_]   Immediately upon filing pursuant to paragraph (b) of Rule 485.
[X]   On March 28, 1999, pursuant to paragraph (b)(1)(iii) of Rule 485.
[_]   60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[_]   On ____________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on December 29, 1998. Parts A, B and C of the prior filing (Post-Effective Amendment No. 1 to Form N-4, File No. 333-65151) are incorporated by reference.

As required by the Securities Act of 1933 and the Investment Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Louisville and Commonwealth of Kentucky, on this 26th day of February, 1999.



                                          AUSA LIFE INSURANCE COMPANY, INC.
                                             SEPARATE ACCOUNT B (REGISTRANT)

                                          AUSA LIFE INSURANCE COMPANY, INC.
                                          (DEPOSITOR)


                                          -----------------------------------
                                          Tom A. Schlossberg, President


                                          By:  /s/ Gregory E. Miller-Breetz
                                             --------------------------------
                                                   Gregory E. Miller-Breetz
                                                   Attorney-In-Fact

As required by the Securities Act of 1933, this Registration Statement as been signed by the following persons in the capacities and on the duties indicated.


Signature                              Title                   Date
---------                              -----                   ----

                                 Director               February 26, 1999
-----------------------------
William Brown, Jr.

                                 Director               February 26, 1999
-----------------------------
Larry G. Brown

                                 Director               February 26, 1999
-----------------------------
Jack R. Dykhouse

                                 Director               February 26, 1999
-----------------------------
Steven E. Frushtick

                                 Director               February 26, 1999
-----------------------------
Carl T. Hanson

                                 Director               February 26, 1999
-----------------------------
B. Larry Jenkins

                                 Director               February 26, 1999
-----------------------------
Colette Vargas

                                 Director               February 26, 1999
-----------------------------
Vera F. Mihaic

                                 Director               February 26, 1999
-----------------------------
Peter P. Post

                                 Director (Principal    February 26, 1999
-----------------------------      Executive Officer)
Tom A. Schlossberg

                                 Director               February 26, 1999
-----------------------------
Cor H. Verhagen

                                 Director               February 26, 1999
-----------------------------
E. Kirby Warren

                                 Treasurer (Chief       February 26, 1999
-----------------------------      Accounting Officer)
Brenda K. Clancy


By: /s/  Gregory E. Miller-Breetz
   ---------------------------------
         Gregory E. Miller-Breetz
         Attorney-In-Fact